Commitments and Contingency	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCY
13.	COMMITMENTS AND CONTINGENCY

Leases

The lease commitments are for office premises which are classified as operating leases. These non-cancelable leases have lease terms expiring through November 2020. Future minimum lease payments under these leases as of December 31, 2018 are $104,706 for the twelve months ending December 31, 2019.

Rent expense from continuing operations for the years ended December 31, 2018, 2017 and 2016 was $301,021, $244,860 and $101,012 respectively. There was no rental expense incurred in relation to the Company's discontinued operations for the year ended December 31, 2016.

Employment Contracts

Under the PRC labor law, all employees have signed employment contracts with the Company. Management employees have employment contracts with terms up to three years and non-management employees have either a three year employment contract renewable on an annual basis or non-fixed term employment contract.

Contingency

The Labor Contract Law of the People's Republic of China requires employers to assure the liability of the severance payments if employees are terminated and have been working for the employers for at least two years prior to January 1, 2008. The Company has estimated its possible severance payments of approximately $886,049 and $663,069 as of December 31, 2018 and 2017, respectively, which have not been reflected in its consolidated financial statements, because it is more likely than not that this will not be paid or incurred.